Summary of Significant Accounting Policies (Details 1)	6 Months Ended
Jun. 30, 2020
Machinery and equipment [Member]
Estimated useful lives of property and equipment	5 years
Office equipment [Member]
Estimated useful lives of property and equipment	5 years
Vehicles [Member]
Estimated useful lives of property and equipment	5 years